SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management's assessment, the Group has determined that it has four operating segments which are Tutoring, K-12 Schools, Career Enhancement, and Colleges. These four operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement and colleges are grouped under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities. After the disposal of Taishidian Holding in 2013, the Group has three reportable segments, namely tutoring, K-12 and career enhancement.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment's revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Revenues, cost of revenues, and gross profit by segment were as follows. Discontinued operations have been excluded from the segment information for periods presented.

For the year ended December 31, 2012

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	238,194	191,155	429,349	310,016	2,695	312,711	742,060
Cost of revenues	(163,980)	(124,342)	(288,322)	(185,698)	(3,179)	(188,877)	(477,199)
Gross profit	74,214	66,813	141,027	124,318	(484)	123,834	264,861

For the year ended December 31, 2013

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	157,401	183,675	341,076	195,435	-	195,435	536,511
Cost of revenues	(126,247)	(120,793)	(247,040)	(114,533)	-	(114,533)	(361,573)
Gross profit	31,154	62,882	94,036	80,902	-	80,902	174,938

For the year ended December 31, 2014

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	68,203	168,244	236,447	175,551	-	175,551	411,998
Cost of revenues	(52,728)	(115,416)	(168,144)	(105,892)	-	(105,892)	(274,036)
Gross profit	15,475	52,828	68,303	69,659	-	69,659	137,962

*	Software product sales through Taishidian Holding.

The Group primarily operates in the PRC. Substantially all the Group's long-lived assets are located in the PRC.